FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

The Company measures its financial assets and liabilities at fair value using a three-level hierarchy that prioritizes inputs to valuation techniques based on observability. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement date.

9. FAIR VALUE MEASUREMENT (Continued)

The Company uses foreign currency exchange forward and option contracts to mitigate the impact of exchange rate fluctuations on forecasted cash flows. These derivative contracts generally do not qualify for hedge accounting, therefore changes in fair value are recognized in the consolidated statements of operations. Derivative contracts involve currencies such as the Renminbi, Brazilian real, Euro, Japanese yen and South African rand. As these instruments are not exchange traded, fair value is determined using standard industry valuation models that incorporate observable market inputs, including spot and forward rates, credit risk and interest rate curves. These measurements are classified as Level 2 within the fair value hierarchy.

In 2023 and 2024, the Company entered into interest rate swaps to hedge floating-rate debt and to mitigate interest rate volatility. Fair value of interest rate swaps was also based on observable market data and classified as Level 2. Unrealized gains and losses on interest rate swaps that qualified as cash flow hedges were recorded in other comprehensive income (loss).

The fair value of derivative instruments and their impact on the consolidated financial statements were as follows:

	Fair Value of Derivative Assets
	December 31, 2023		December 31, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative assets — current	$9,282	Derivative assets — current	$14,025
Interest rate swaps	Other non-current assets	387	Other non-current assets	3,543
	Total	$9,669	Total	$17,568

	Fair Value of Derivative Liabilities
	December 31, 2023		December 31, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative liabilities — current	$6,702	Derivative liabilities — current	$13,738
Interest rate swaps	Other non-current liabilities	801	Other non-current liabilities	6,063
	Total	$7,503	Total	$19,801

		Amount of Gain (Loss)
		Recognized in Statements
		of Operations
	Location in	Years Ended December 31,
	Statements of Operations	2022	2023	2024
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	$(49,388)	$(38,241)	$(51,406)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	8,918	10,712	6
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	(4,019)	25	—
	Total	$(44,489)	$(27,504)	$(51,400)

Equity securities

The Company held equity securities listed on stock exchanges in China, measured at fair value of $15,190 and $18,289 as of December 31, 2023 and 2024, respectively, and included in prepaid expenses and other current assets. Fair value losses of $418, $2,826 and $616 were recognized in investment income, net, for the years ended December 31, 2022, 2023 and 2024, respectively. Fair value was determined using quoted market prices on their respective stock exchanges and classified as Level 1.

9. FAIR VALUE MEASUREMENT (Continued)

The Company invested in Suzhou Jingkong Energy Technology Co., Ltd., Hangzhou Gaote Electronic Equipment Co., Ltd., Suzhou Hongruida New Energy Equipment Co., Ltd. and Youli Intelligent Technology (Shanghai) Co., Ltd. These equity investments, included in other non-current assets, were carried at fair value of $22,869 and $21,034 as of December 31, 2023 and 2024, respectively. Unrealized gain of $15,500 and $1,515 were recognized in investment income, net, for the years ended December 31, 2023 and 2024, respectively. Valuations were based on unobservable market inputs and the Company’s own assumptions that were consistent with those of market participants and classified as Level 3.

Debt securities

The Company held available-for-sale debt securities, measured at $4,134 and $10,723 as of December 31, 2023 and 2024, respectively, and included in prepaid expenses and other current assets. Unrealized losses of $3,487 and gains of $2,223 were recognized in other comprehensive income (loss) for the years ended December 31, 2023 and 2024, respectively. The Company had bank time deposits and structured deposits with original maturity exceeding three months, measured at nil and $64,650 as of December 31, 2023 and 2024, respectively, included in prepaid expenses and other current assets. Related gains or losses, recorded in investment income were insignificant for the years ended December 31, 2023 and 2024. Fair value was determined based on quoted pricing of similar debt securities and classified as Level 2.

Other fair value measurements

The Company recognized property, plant and equipment impairments of $60,330, $5,938 and $65,285 in the CSI Solar segment for the years ended December 31, 2022, 2023 and 2024, respectively. The Company recognized solar power systems impairments of nil, nil and $21,400 in the Recurrent Energy segment for the years ended December 31, 2022, 2023 and 2024, respectively. Fair value was measured using unobservable inputs, including indicative offers from unrelated third-parties, and classified as Level 3. Impairments were recorded in general and administrative expenses. Project asset impairments of $1,674, $16,239 and $33,052 were recorded as cost of revenues in the Recurrent Energy segment for the years ended December 31, 2022, 2023 and 2024, respectively. Fair value was measured using unobservable inputs, including indicative pricing or valuation reports from unrelated third parties, and classified as Level 3.

The Company also holds certain financial instruments that are not recorded at fair value, but whose fair values are required to be disclosed. The carrying amount of cash and cash equivalents, restricted cash, trade and other receivables, account and other payables, short-term notes payable, related party balances, current portion of customer advances, and short-term borrowings approximate fair value due to short maturities. Long-term borrowings totaled $1,265,965 and $2,731,543 as of December 31, 2023 and 2024, respectively, and approximate fair value since most of the borrowings contain variable interest rates. The carrying values of green bonds and convertible notes were $389,033 and $375,459 as of December 31, 2023 and 2024, respectively, and approximate fair value. Fair value of these instruments was determined using discounted cash flow, incorporating market-based inputs, and classified as Level 2.